Trillium Variable Annuity Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Trillium Variable Annuity Account and Those Charged with Governance of Trillium Variable Annuity Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Trillium Variable Annuity Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise Trillium Variable Annuity Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Columbia VP Select Large Cap Value Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Select Mid Cap Growth Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Select Small Cap Value Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Government Money Market Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to June 14, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 14, 2024 (cessation of operations)
Empower International Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Government Money Market Portfolio, Initial Class	As of December 31, 2024	For the period from May 15, 2024 (commencement of operations) to December 31, 2024	For the period from May 15, 2024 (commencement of operations) to December 31, 2024

TRILLIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Large Cap Value Fund, Class 1	Columbia VP Select Mid Cap Growth Fund	Columbia VP Select Small Cap Value Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 1	Empower Bond Index Fund, Investor Class	Empower International Growth Fund, Investor Class	Fidelity VIP Government Money Market Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$1,897,466	$2,142,871	$746,821	$45,988,464	$263,726	$158,850	$3,681,530
Receivable from the fund manager	72	82	28	1,894	10	52	119,101
Total assets	1,897,538	2,142,953	746,849	45,990,358	263,736	158,902	3,800,631

LIABILITIES:
Payable to the Contracts	72	82	28	1,894	10	52	119,101
Total liabilities	72	82	28	1,894	10	52	119,101

NET ASSETS	$1,897,466	$2,142,871	$746,821	$45,988,464	$263,726	$158,850	$3,681,530

ANALYSIS OF NET ASSETS
Accumulation period	$1,897,466	$2,142,871	$746,821	$45,988,464	$263,726	$158,850	$3,681,530
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,897,466	$2,142,871	$746,821	$45,988,464	$263,726	$158,850	$3,681,530

Fair value per share (NAV)	$43.69	$56.15	$39.33	$34.10	$12.55	$12.91	$1.00
Shares outstanding in the Separate Account	43,430	38,163	18,989	1,348,635	21,014	12,304	3,681,530

(1) Investments in mutual fund shares, at cost	$909,301	$862,739	$546,898	$32,293,834	$300,080	$156,710	$3,681,530

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Large Cap Value Fund, Class 1	Columbia VP Select Mid Cap Growth Fund	Columbia VP Select Small Cap Value Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 1	Empower Bond Index Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Growth Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$6,238	$67,723	$1,851

EXPENSES:
Mortality and expense risk and admin	27,821	30,273	11,246	615,500	3,780	19,343	2,592

NET INVESTMENT INCOME (LOSS)	(27,821)	(30,273)	(11,246)	(615,500)	2,458	48,380	(741)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	167,892	260,102	315,299	2,433,500	(1,673)	-	5,331
Capital gain distributions	-	-	-	2,801,696	-	-	2,519

Net realized gain (loss) on investments	167,892	260,102	315,299	5,235,196	(1,673)	-	7,850

Change in net unrealized appreciation (depreciation) on investments	72,783	196,498	(208,735)	5,169,998	(2,351)	-	(244)

Net realized and unrealized gain (loss) on investments	240,675	456,600	106,564	10,405,194	(4,024)	-	7,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$212,854	$426,327	$95,318	$9,789,694	$(1,566)	$48,380	$6,865

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Fidelity VIP Government Money Market Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$83,855

EXPENSES:
Mortality and expense risk and admin	17,489

NET INVESTMENT INCOME (LOSS)	66,366

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-
Capital gain distributions	-

Net realized gain (loss) on investments	-

Change in net unrealized appreciation (depreciation) on investments	-

Net realized and unrealized gain (loss) on investments	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,366

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Large Cap Value Fund, Class 1	Columbia VP Select Mid Cap Growth Fund	Columbia VP Select Small Cap Value Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 1	Empower Bond Index Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(27,821)	$(30,273)	$(11,246)	$(615,500)	$2,458	$48,380	$(741)
Net realized gain (loss) on investments	167,892	260,102	315,299	5,235,196	(1,673)	-	7,850
Change in net unrealized appreciation (depreciation) on investments	72,783	196,498	(208,735)	5,169,998	(2,351)	-	(244)

Net increase (decrease) in net assets resulting from operations	212,854	426,327	95,318	9,789,694	(1,566)	48,380	6,865

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	100	-	121,800	-	120	-
Contract maintenance charges	(549)	(379)	(235)	(1,817)	(47)	(521)	(21)
Contract owners' benefits	(8,491)	(7,790)	(6,740)	(726,916)	-	(13,157)	-
Net transfers (to) from the Company and/or Subaccounts	(149,683)	(383,908)	(151,796)	(5,625,173)	(10,711)	(3,128,102)	(51,642)

Increase (decrease) in net assets resulting from Contract transactions	(158,723)	(391,977)	(158,771)	(6,232,106)	(10,758)	(3,141,660)	(51,663)

Total increase (decrease) in net assets	54,131	34,350	(63,453)	3,557,588	(12,324)	(3,093,280)	(44,798)

NET ASSETS:
Beginning of period	1,843,335	2,108,521	810,274	42,430,876	276,050	3,093,280	203,648

End of period	$1,897,466	$2,142,871	$746,821	$45,988,464	$263,726	$-	$158,850

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Fidelity VIP Government Money Market Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66,366
Net realized gain (loss) on investments	-
Change in net unrealized appreciation (depreciation) on investments	-

Net increase (decrease) in net assets resulting from operations	66,366

CONTRACT TRANSACTIONS:
Contract owners' net payments	180
Contract maintenance charges	(417)
Contract owners' benefits	(566,450)
Net transfers (to) from the Company and/or Subaccounts	4,181,851

Increase (decrease) in net assets resulting from Contract transactions	3,615,164

Total increase (decrease) in net assets	3,681,530

NET ASSETS:
Beginning of period	-

End of period	$3,681,530

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Select Large Cap Value Fund, Class 1	Columbia VP Select Mid Cap Growth Fund	Columbia VP Select Small Cap Value Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 1	Empower Bond Index Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25,052)	$(27,057)	$(10,730)	$(519,124)	$1,688	$98,012	$(2,693)
Net realized gain (loss) on investments	69,012	56,614	21,723	2,232,133	(6,528)	-	(71)
Change in net unrealized appreciation (depreciation) on investments	25,627	375,889	73,156	11,519,749	15,272	-	29,297

Net increase (decrease) in net assets resulting from operations	69,587	405,446	84,149	13,232,758	10,432	98,012	26,533

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	120	-	51,920	-	360	-
Contract maintenance charges	(663)	(448)	(278)	(2,043)	(153)	(1,106)	(29)
Contract owners' benefits	(8,491)	(3,102)	(38)	(266,314)	-	(1,118,339)	-
Net transfers (to) from the Company and/or Subaccounts	(57,469)	(44,367)	(33,414)	(2,250,961)	(45,980)	956,122	(879)

Increase (decrease) in net assets resulting from Contract transactions	(66,623)	(47,797)	(33,730)	(2,467,398)	(46,133)	(162,963)	(908)

Total increase (decrease) in net assets	2,964	357,649	50,419	10,765,360	(35,701)	(64,951)	25,625

NET ASSETS:
Beginning of period	1,840,371	1,750,872	759,855	31,665,516	311,751	3,158,231	178,023

End of period	$1,843,335	$2,108,521	$810,274	$42,430,876	$276,050	$3,093,280	$203,648

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Trillium Variable Annuity Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

Trillium

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 8 Subaccounts, as follows:

Columbia VP Select Large Cap Value Fund, Class 1

Columbia VP Select Mid Cap Growth Fund

Columbia VP Select Small Cap Value Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 1

Empower Bond Index Fund, Investor Class

Empower Government Money Market Fund, Investor Class (a)

Empower International Growth Fund, Investor Class

Fidelity VIP Government Money Market Portfolio, Initial Class (a)

(a) See Subaccount Changes tables below

Subaccount Change: Closed Subaccount
During 2024, the following Subaccount was closed:

Subaccount Name	Date of Closure
Empower Government Money Market Fund, Investor Class	June 14, 2024

Subaccount Change: Opened Subaccount

During 2024, the following Subaccount was opened:

Subaccount Name	Date of Commencement
Fidelity VIP Government Money Market Portfolio, Initial Class	May 15, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this Contract in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

Columbia VP Select Large Cap Value Fund, Class 1	$79,597	$266,141
Columbia VP Select Mid Cap Growth Fund	5,611	427,861
Columbia VP Select Small Cap Value Fund, Class 1	367,835	537,853
Columbia VP Seligman Global Technology Fund, Class 1	2,956,271	7,002,181
Empower Bond Index Fund, Investor Class	6,238	14,538
Empower Government Money Market Fund, Investor Class	70,338	3,162,427
Empower International Growth Fund, Investor Class	4,412	54,296
Fidelity VIP Government Money Market Portfolio, Initial Class	4,521,812	840,282

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Columbia VP Select Large Cap Value Fund, Class 1	2,532	7,187	(4,655)	1,049	3,383	(2,334)
Columbia VP Select Mid Cap Growth Fund	31	2,043	(2,012)	205	514	(309)
Columbia VP Select Small Cap Value Fund, Class 1	13,830	19,881	(6,051)	-	1,561	(1,561)
Columbia VP Seligman Global Technology Fund, Class 1	724	29,883	(29,159)	266	15,339	(15,073)
Empower Bond Index Fund, Investor Class	-	1,041	(1,041)	-	4,527	(4,527)
Empower Government Money Market Fund, Investor Class	154	337,878	(337,724)	109,145	126,896	(17,751)
Empower International Growth Fund, Investor Class	2	2,664	(2,662)	-	52	(52)
Fidelity VIP Government Money Market Portfolio, Initial Class	440,609	81,304	359,305	-	-	-

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.85% - 1.25% of the average daily net assets of the Subaccounts

Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily charge amounting to a per annum aggregate of 0.15% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$30 annually

Charges Incurred for Surrenders
This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract owners' benefits within the Statements of Changes in Net Assets.	0.00% - 6.00% of amount withdrawn that exceeds the annuity's inception-to-date investment earnings as well as the free amount

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners' benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

Columbia VP Select Large Cap Value Fund, Class 1
2024	57	$33.07	$1,897	0.00%	1.40%	11.29%
2023	62	29.71	1,843	0.00%	1.40%	3.93%
2022	64	28.59	1,840	0.00%	1.40%	(3.22)%
2021	76	29.54	2,246	0.00%	1.40%	24.54%
2020	87	23.72	2,065	0.00%	1.40%	5.60%
Columbia VP Select Mid Cap Growth Fund
2024	10	212.95	2,143	0.00%	1.40%	21.95%
2023	12	174.62	2,109	0.00%	1.40%	23.51%
2022	12	141.39	1,751	0.00%	1.40%	(31.79)%
2021	14	207.30	2,940	0.00%	1.40%	14.95%
2020	16	180.34	2,803	0.00%	1.40%	33.54%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

Columbia VP Select Small Cap Value Fund, Class 1
2024	28	$27.01	$747	0.00%	1.40%	12.34%
2023	34	24.05	810	0.00%	1.40%	11.57%
2022	35	21.55	760	0.00%	1.40%	(15.89)%
2021	36	25.62	931	0.00%	1.40%	29.13%
2020	40	19.84	790	0.00%	1.40%	7.68%
Columbia VP Seligman Global Technology Fund, Class 1
2024	189	243.86	45,988	0.00%	1.40%	25.14%
2023	218	194.87	42,431	0.00%	1.40%	43.27%
2022	233	136.01	31,666	0.00%	1.40%	(32.67)%
2021	263	202.01	53,191	0.39%	1.40%	37.09%
2020	330	147.36	48,572	0.00%	1.40%	44.16%
Empower Bond Index Fund, Investor Class
2024	26	10.28	264	2.32%	1.40%	(0.59)%
2023	27	10.34	276	1.99%	1.40%	3.57%
2022	31	9.98	312	1.16%	1.40%	(14.92)%
2021	33	11.73	393	0.80%	1.40%	(3.77)%
2020	36	12.19	441	1.57%	1.40%	5.69%
Empower Government Money Market Fund, Investor Class
2024	-	-	-	0.01%	1.40%	1.62%
2023	338	9.16	3,093	4.46%	1.40%	3.09%
2022	355	8.88	3,158	1.00%	1.40%	(0.22)%
2021	376	8.90	3,343	0.01%	1.40%	(1.44)%
2020	432	9.03	3,899	0.28%	1.40%	(1.14)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

Empower International Growth Fund, Investor Class
2024	8	$18.82	$159	1.01%	1.40%	2.60%
2023	11	18.34	204	0.00%	1.40%	14.93%
2022	11	15.96	178	0.00%	1.40%	(31.33)%
2021	15	23.24	339	0.13%	1.40%	4.59%
2020	16	22.22	346	0.00%	1.40%	26.56%
Fidelity VIP Government Money Market Portfolio, Initial Class
2024	359	10.25	3,682	3.15%	1.00%	2.45%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.